STOCK OPTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
STOCK OPTIONS
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

11.       STOCK OPTIONS

The purpose of the Company’s equity incentive plan, is to attract, retain and motivate persons of training, experience and leadership to the Company, including their directors, officers and employees, and to advance the interests of the Company by providing such persons with the opportunity, through share options, to acquire an increased proprietary interest in the Company.

Options or other securities may be granted in respect of authorized and unissued shares, provided that the aggregate number of shares reserved for issuance upon the exercise of all options or other securities granted under the Plan shall not exceed 15% of the shares of common stock and Exchangeable Shares issued and outstanding (determined as of January 1 of each year). Optioned shares in respect of which options are not exercised shall be available for subsequent options.

On April 26, 2016, the Company issued 1,667 options to an employee with an exercise price of $150.00 per share that will vest over three years at the anniversary date. The grant fair value was $213,750. During the quarter ended June 30, 2019 $3,431 (June 30, 2018 -  $17,813) was recognized as stock compensation expense.

On February 6, 2017, the Company issued 2,667 options to an employee with an exercise price of $105.00 per share that will vest over three years at the anniversary date. The grant fair value was $245,200. During the quarter ended June 30, 2019 $20,433 (June 30, 2018 – $20,433) of stock compensation expense was recognized.

On September 1, 2017, the Company granted 81,436 options at $24.15 per share equally to an executive officer and a consultant, who is now the Chairman of the Company. 27,148 options have vested and 50% of the remaining options vest on performance being met and 50% vest annually over 5 years for the CEO, for our Chairman the options vest over 5 years. The grant date fair value was $1,832,304 and  $57,259  is the current expense for the quarter ended June 30, 2019 (June 30, 2018 - $38,173).

On January 24, 2018, the Company granted 24,267 options at $23.25 per share to employees that vest equally on January 24, 2019, 2020 and 2021.  7,334 options were cancelled for the year ended March 31, 2019 and 778 for the three-month period ended June 30, 2019. The grant fair value was $491,036 and $28,554 is the current stock compensation expense for the year ended June 30, 2019 (June 30, 2018 -  $39,703).

On April 30, 2018, the Company granted to an executive officer, 40,000 options with an exercise price of $9.74 that vest immediately with a 10‑year expiry. These options were valued using the Black Scholes model and the following inputs were used: expected life  10 years, expected volatility 114% and a risk-free rate of 1.59%. As these options  vested immediately as of the grant date and $363,714 of stock compensation expense was recorded for the year ended March 31, 2019.

On June 11, 2018, the Company granted to a sales executive officer,  5,000 options with an exercise price of $6.93 per share that vest over three years from the anniversary of the grant and expire in 7 years. The options were valued using the Black Scholes model and the following inputs were used: expected life of 7 years, expected volatility of 114% and a risk -free rate of 1.59%. The grant fair value was $30,341 and $1,686 of stock compensation was recognized for quarter ended June 30, 2019 (June 30, 2018 - $562). This executive left the Company this quarter and all 5,000 options were cancelled, as they had not vested.

On May 31, 2019 169,882 options were issued to employees and directors of the Company with an exercise price of $3.16 per share that vest over 1 year and 6 months, one third immediately vest and in two 6-month periods and expire in 7 years. The options were valued using the Black Scholes model and the following inputs were used: expected life of 7 years, expected volatility of 114% and a risk-free rate of 1.59%. The grant fair value was $453,585 and $176,394 of stock compensation was recognized for quarter ended June 30, 2019.

During the quarter ended June 30, 2019, the Company recorded $287,757 in share-based compensation related to the vesting of stock options (June 30, 2018 – $595,412).

The following is a summary of stock options outstanding and exercisable as of June 30, 2019:

Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
34.500	630	20-Jun-21	630
34.500	13,212	01-Jul-21	13,212
34.500	944	17-Feb-22	944
183.000	2,667	24-Nov-22	2,667
150.000	11,400	14-Dec-22	11,400
142.500	359	28-Mar-23	359
157.500	1,387	28-Mar-23	1,387
105.000	2,667	06-Feb-24	1,778
102.000	1,667	13-Feb-24	1,667
142.500	106	03-Mar-24	106
157.500	408	03-Mar-24	408
142.500	43	14-Mar-24	43
157.500	164	14-Mar-24	164
142.500	485	30-Sep-24	485
157.500	1,876	30-Sep-24	1,876
24.150	81,436	01-Sep-27	27,148
23.250	15,656	24-Jan-25	5,867
9.735	40,000	19-Apr-28	40,000
3.16	169,882	31-May-26	56,627
	344,989		166,768

The weighted-average remaining contractual term of the outstanding options is 6.49 years (June 30, 2018 – 7.89 years) and for the options that are exercisable the weighted average is 6.36 years (June 30, 2018 -  7.38 years).

11.	STOCK OPTIONS

The purpose of the Company’s equity incentive plan, is to attract, retain and motivate persons of training, experience and leadership to the Company, including their directors, officers and employees, and to advance the interests of the Company by providing such persons with the opportunity, through share options, to acquire an increased proprietary interest in the Company.

Options or other securities may be granted in respect of authorized and unissued shares, provided that the aggregate number of shares reserved for issuance upon the exercise of all options or other securities granted under the Plan shall not exceed 15% of the shares of common stock and Exchangeable Shares issued and outstanding (determined as of January 1 of each year). Optioned shares in respect of which options are not exercised shall be available for subsequent options.

On November 24, 2015, the Company issued 4,334 options granted to employees that vest at an exercise price of $183.00 over three years at the anniversary date. The grant date fair value of the options was $694,384. During the year ended March 31, 2016, 1,667 options were cancelled. During the year ended March 31, 2019, $92,585, (March 31, 2018 -$142,438) in stock compensation expense was recognized and these options are now fully expensed.

On December 14, 2015, the Company issued 16,634 options granted to employees, directors and consultants at an exercise price of $150 that vest over three years at the anniversary date. The grant date fair value of the options was $1,260,437. In years previous to March 31, 2018, 434 options were cancelled. For the year ended March 31, 2019 1,889 options were cancelled (March 31, 2018 - 2,912), $105,121, (March 31, 2018 - $479,315) of stock compensation expense was recognized and these options are now fully expensed.

On April 21, 2016, the Company issued 20,000 stock options to employees of Bionik Inc., the Company’s wholly-owned subsidiary (formerly IMT) in exchange for 3,895,000 options that existed before the Company purchased IMT, of which 6,667 have an exercise price of $37.50 per share, 6,667 have an exercise price of $142.50 per share and 6,666 have an exercise price of $157.50 per share. The grant date fair value of vested options was $2,582,890 and has been recorded in fiscal 2016, $Nil (March 31, 2018 -$29,524) has been recognized as stock compensation expense for the year ended March 31, 2019. These options are now fully expensed.

On April 26, 2016, the Company issued 1,667 options to an employee with an exercise price of $150.00 per share that will vest over three years at the anniversary date. The grant fair value was $213,750. During the year ended March 31, 2019 557 options were cancelled (March 31, 2018 – Nil) and $63,333 (March 31, 2018 - $71,250) was recognized as stock compensation expense.

On August 8, 2016, the Company issued 5,000 options to an employee with an exercise price of $150.00 per share that will vest over three years at the anniversary date. The grant fair value was $652,068. During the year ended March 31, 2019, $48,301, (March 31, 2018 -$217,356) of stock compensation expense was recognized, 3,335 of the options were cancelled during the year ended March 31, 2019 as a result of this employee leaving.

On February 6, 2017, the Company issued 2,667 options to an employee with an exercise price of $105.00 per share that will vest over three years at the anniversary date. The grant fair value was $245,200. During the year ended March 31, 2019, $81,733 (March 31, 2018 - $81,733) of stock compensation expense was recognized.

On February 13, 2017, the Company issued 1,667 options to a consultant with an exercise price of $102.00 per share that will vest over one and one- half years, every six months. The grant fair value was $148,750. During the year ended March 31, 2019, $92,821, (March 31, 2018 -$49,583) of stock compensation expense was recognized and these options are now fully expensed.

On August 3, 2017, 13,334 options at $31.50 per share to an executive officer, which vest equally over three years. In addition, this executive officer was also granted up to 10,000 additional performance options based on meeting sales targets for the years ended March 31, 2018 and 2019. The performance options will vest at market price if the performance objectives are met. This grant had a grant date fair value of $387,209 and $7,546 (March 31,2018 - $60,371) was recognized as share compensation expense for the year ended March 31, 2019. This officer left in April 2018 and all options were cancelled.

On September 1, 2017, the Company granted 81,436 options at $24.15 per share equally to an executive officer and a consultant, who is now the Chairman of the Company. 27,148 options have vested and 50% of the remaining options vest on performance being met and 50% vest annually over 5 years for the CEO, for our Chairman the options vest over 5 years. The grant date fair value was $1,832,304 and $343,557 is the current expense for the year ended March 31, 2019. (March 31, 2018 - $381,730)

On January 24, 2018, the Company granted 24,267 options at $23.25 per share to employees that vest equally on January 24, 2019, 2020 and 2021. 7,334 options were cancelled for the year ended March 31, 2019 (March 31, 2018 - $Nil). The grant fair value was $491,036 and $140,540 is the current stock compensation expense for the year ended March 31, 2019. (March 31, 2018 - $27,280)

On April 30, 2018, the Company granted to an executive officer, 40,000 options with an exercise price of $9.74 that vest immediately with a 10-year expiry. These options were valued using the Black Scholes model and the following inputs were used: expected life 10 years, expected volatility 114% and a risk-free rate of 1.59%. As these options vested immediately as of the grant date and $363,714 of stock compensation expense was recorded for the year ended March 31, 2019.

On June 11, 2018, the Company granted to a sales executive officer, 5,000 options with an exercise price of $6.93 per share that vest over three years from the anniversary of the grant and expire in 7 years. The options were valued using the Black Scholes model and the following inputs were used: expected life of 7 years, expected volatility of 114% and a risk-free rate of 1.59%. The grant fair value was $30,341 and $8,147 of stock compensation was recognized for year ended March 31, 2019.

During the year ended March 31, 2019, the Company recorded $1,347,399 in share-based compensation related to the vesting of stock options (March 31, 2018 - $1,540,580).

The following is a summary of stock options outstanding and exercisable as of March 31, 2019.

These options at their respective grant dates were valued using the Black-Scholes option pricing model with the following key assumptions:

	Expected life	Risk free	Dividend	Forfeiture	Expected	Grant date
Grant date	in years	Rate	Rate	Rate	volatility	fair value
February 17, 2015	2.89	1.59%	0%	0%	114%	$136,613
July 1, 2014	2.25	1.59%	0%	0%	114%	$1,259,487
June 20, 2014	2.22	1.59%	0%	0%	114%	$118,957
November 24, 2015	3.65	1.59%	0%	0%	114%	$694,384
December 14, 2015	3.71	1.59%	0%	0%	114%	$1,260,437
April 21, 2016	5.11	1.59%	0%	0%	114%	$2,582,890
April 26, 2016	4.07	1.59%	0%	0%	114%	$213,750
February 6, 2017	4.86	1.59%	0%	0%	114%	$245,200
February 13, 2017	4.88	1.59%	0%	0%	114%	$148,750
September 1, 2017	8.43	1.59%	0%	0%	114%	$1,832,304
January 24, 2018	5.82	1.59%	0%	0%	114%	$491,036
April 30, 2018	9.06	1.59%	0%	0%	114%	$363,714
June 11, 2018	6.20	1.59%	0%	0%	114%	$30,341

	Number of Options	Weighted-Average Exercise Price
Outstanding, March 31, 2018	170,675	75.00
Issued	45,000	9.42
Cancelled	(32,679)	65.93
Outstanding, March 31, 2019	182,996	37.73

The following is a summary of stock options outstanding and exercisable as of March 31, 2019:

Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
34.500	630	20-Jun-21	630
34.500	13,212	01-Jul-21	13,212
34.500	944	17-Feb-22	944
183.000	2,667	24-Nov-22	2,667
150.000	11,400	14-Dec-22	11,400
142.500	359	28-Mar-23	359
157.500	1,387	28-Mar-23	1,387
150.000	1,112	26-Apr-23	1,112
105.000	2,667	06-Feb-24	1,778
102.000	1,667	13-Feb-24	1,667
142.500	106	03-Mar-24	106
157.500	408	03-Mar-24	408
142.500	43	14-Mar-24	43
157.500	164	14-Mar-24	164
142.500	485	30-Sep-24	485
157.500	1,876	30-Sep-24	1,876
142.500	24	02-Jun-25	24
157.500	90	02-Jun-25	90
37.500	221	30-Dec-25	221
142.500	164	30-Dec-25	164
24.150	81,436	01-Sep-27	27,148
23.250	16,934	24-Jan-25	5,867
9.735	40,000	19-Apr-28	40,000
6.930	5,000	10-Jun-25	-
	182,996		111,752

The weighted-average remaining contractual term of the outstanding options is 7.20 years (March 31, 2018 – 7.46 years) and for the options that are exercisable the weighted average is 6.80 years (March 31, 2018 – 5.74 years).